CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,660,985)	$ (620,448)
cash used in operating activities
Amortization	16,000	16,000
Acquisition related expense	112,534	(0)
Stock-based compensation expense	0	60,000
Adjustment to patent deposits contributed by shareholders	0	(3,279)
Changes in operating assets and liabilities:
Accounts receivable	901	(901)
Prepaid expenses and other current assets	(690,821)	(31,009)
Deposits	(4,950)	0
Accounts payable and accrued expenses	136,353	(5,654)
NET CASH USED IN OPERATING ACTIVITIES	(5,090,968)	(585,291)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposit for acquisition	0	(250,000)
Cash acquired from acquisition	4,021	0
Repayment of deposit for acquisition	137,466	0
Payments for notes receivable	(433,334)	0
Patent costs incurred	(76,154)	(114,029)
NET CASH USED IN INVESTING ACTIVITIES	(368,001)	(364,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of Common Stock	11,986,037	1,120,000
Proceeds from stock to be issued	0	105,000
Payments of finance agreement	(188,674)	0
Payments of recapitalization transaction costs	(1,535,035)	0
Payments of placement agent fee	(1,198,604)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,063,723	1,225,000
NET INCREASE IN CASH	3,604,755	275,680
CASH - BEGINNING OF YEAR	512,767	237,087
CASH - END OF YEAR	4,117,521	512,767
Cash paid during the year for:
Interest	5,829	0
Non-cash investing and financing activities:
Common stock issued for acquisition	754	0
Liabilities assumed in acquisition	928,500	0
Financing agreement entered into for prepaid insurance	1,037,706
Common stock issued for SAFE agreements	$ 0	$ 451,471